Equity Accounted Investments - Yamal LNG Joint Venture - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jul. 09, 2014 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2016 USD ($) lease	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage		100.00%	100.00%	100.00%
Number of vessels | vessel			35,000
Investment in and advances to equity accounted joint ventures		$ 1,037,726	$ 1,037,726	$ 1,037,726	$ 883,731
Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			15,000
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage		50.00%	50.00%	50.00%
Advances to equity accounted joint ventures		$ 146,700	$ 146,700	$ 146,700	96,900
Accrued investment income receivable		$ 9,400	$ 9,400	$ 9,400	$ 4,800
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels	6		6	6
Yamal LNG Joint Venture | China LNG
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	50.00%
LIBOR | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage		3.00%